NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

30.  NON-CONTROLLING INTEREST

As at December 31, 2023, the non-controlling interest (“NCI”) of the State of Burkina Faso, which represents a 10% interest in Roxgold SANU S.A., totaled $3.4 million. The income attributable to the NCI for the year ended December 31, 2023, totaling $2.6 million, is based on the net income for Yaramoko.

As at December 31, 2023, the NCI of the State of Côte d’Ivoire, which represents a 10% interest in Roxgold Sango S.A., totaled $46.4 million. The income attributable to the NCI for the year ended December 31, 2023, totaling $4.7 million, is based on the net income for Séguéla.

Summarized statement of financial position

As of December 31, 2023	Yaramoko	Séguéla
Non-controlling interest percentage	10%	10%
Current assets	$53,002	$82,462
Non-current assets	153,037	318,912
Current liabilities	(30,356)	(63,515)
Non-current liabilities	(100,919)	(228,553)
Net assets	$74,764	$109,306

Non-controlling interest	$3,379	$46,376

Summarized income statement

For the period ended December 31, 2023	Yaramoko	Séguéla
Revenue	$228,846	$154,165
Net income (loss) and comprehensive income (loss)	$(2,881)	$66,915

Summarized cash flows

For the period ended December 31, 2023	Yaramoko	Séguéla
Cash flows provided by operating activities	$101,193	$109,264
Cash flows used in investing activities	$(51,057)	$(59,022)
Cash flows (used in) provided by financing activities	$(43,025)	$79